Annual Total Returns- Invesco Treasury Portfolio (Private Investment) [BarChart] - Private Investment - Invesco Treasury Portfolio - Private Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.02%	0.02%	0.01%	0.02%	0.09%	0.46%	1.44%	1.76%